Expense Example, No Redemption - GROWTH FUND OF AMERICA	Aug. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,429
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	$ 1,198